18. INTANGIBLE ASSETS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance		R$ 11,624	[1]	R$ 10,777		R$ 11,156
Assets arising from business combination						166
Additions		41		934		34
Disposals		(24)	[2]	(41)		(27)	[3]
Effects of first-time adoption of IFRS 15						(621)
Amortization		(744)		(704)		(675)
Transfer to Held for sale						(7)
Transfer		913	[4]	658		751	[5]
Ending balance		11,810		11,624	[1]	10,777
Intangible Assets Under Development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		82		63
Additions		41		36		33
Disposals						(4)
Effects of first-time adoption of IFRS 15						(621)
Transfer		(10)	[4]	(17)	[5]	(31)
Ending balance		113		82		63
Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		9		8
Amortization		(1)		(1)		(1)
Transfer	[4]	2
Ending balance		9		9		8
Onerous Concession [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7		7
Amortization		(1)				(1)
Ending balance		6		7		7
Assets Of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,517	[6]	10,680
Assets arising from business combination						162
Additions				891
Disposals		(24)	[2]	(41)	[3]	(23)
Amortization		(738)		(698)		(668)
Transfer		919	[4]	685	[5]	774
Ending balance		11,674	[6]	11,517	[6]	10,680
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10		18
Assets arising from business combination						4
Additions				7		1
Disposals	[3]			(5)
Amortization		(5)				(5)
Transfer to Held for sale						(7)
Transfer		3	[4]	(10)	[5]	8
Ending balance		8		10		18
Useful Life Defined Intangible Asset [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,542		10,714
Assets arising from business combination						166
Additions				898		1
Disposals		(24)	[2]	(41)	[3]	(23)
Amortization		(744)		(704)		(675)
Transfer to Held for sale						(7)
Transfer		923	[4]	675	[5]	782
Ending balance		R$ 11,697		R$ 11,542		R$ 10,714

[1]	See note 2.8.
[2]	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under "Other expenses", as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
[3]	This includes the impairment, in the amount of R$22 recognized in the Income Statement under "Other expenses". The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company's activity, using the Firm Cash Flow (FCFF) methodology.
[4]	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.
[5]	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments ofR$5.
[6]	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, at the net value of R$128, and of the gas distribution concession, granted to Gasmig, valued at R$412, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.